Note 24 - Post-employment and other employee benefit commitments	6 Months Ended
Jun. 30, 2020
Post-employment and other employee benefit commitments
Post-Employment and other employee benefit commitments

24. Pension and other post-employment commitments

The Group sponsors defined-contribution plans for the majority of its active employees, with the plans in Spain and Mexico being the most significant. Most of the defined benefit plans are for individuals already retired, and are closed to new employees, the most significant being those in Spain, Mexico, the United States and Turkey. In Mexico, the Group provides post-retirement medical benefits to a closed group of employees and their family members, both active service and in retirees.

The amounts relating to post-employment benefits charged to the profit and loss account and other comprehensive income for the six month periods ended June 30, 2020 and 2019 are as follows:

Condensed consolidated income statement impact (Millions of Euros)
	Notes	June 2020	June 2019
Interest income and expense		25	38
Personnel expense		76	79
Defined contribution plan expense	39.1	49	55
Defined benefit plan expense	39.1	27	24
Provisions, net	41	145	127
Total: expense (income)		247	244